Goodwill - Sensitivity to changes in assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill	$ 205,287	$ 230,210	$ 426,851
Impairment charge related to goodwill	30,618	194,612
Electrometallurgy - North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill	205,287	230,210
Electrometallurgy United States Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill	172,900
Excess of recoverable value over carrying value	239,800
Electrometallurgy United States Segment | Sensitivity On Discount Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	78,800
Electrometallurgy United States Segment | Sensitivity On Discount Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(62,400)
Electrometallurgy United States Segment | Sensitivity On Long Term Growth Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(7,100)
Electrometallurgy United States Segment | Sensitivity On Long Term Growth Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	7,400
Electrometallurgy United States Segment | Sensitivity On Cash Flows, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(59,300)
Electrometallurgy United States Segment | Sensitivity On Cash Flows, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	59,300
Electrometallurgy Canada Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill	32,400
Electrometallurgy Canada Segment | Sensitivity On Discount Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	12,600
Electrometallurgy Canada Segment | Sensitivity On Discount Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(10,000)
Electrometallurgy Canada Segment | Sensitivity On Long Term Growth Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(1,100)
Electrometallurgy Canada Segment | Sensitivity On Long Term Growth Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	1,200
Electrometallurgy Canada Segment | Sensitivity On Cash Flows, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	(10,100)
Electrometallurgy Canada Segment | Sensitivity On Cash Flows, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units	$ 10,100
Thaba Chueu Mining Pty Ltd
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill			$ 1,438
Impairment charge related to goodwill		$ 1,612